Fair Value Of Financial Instruments	12 Months Ended
Sep. 30, 2011
Fair Value Of Financial Instruments
Fair Value Of Financial Instruments

NOTE 10—FAIR VALUE OF FINANCIAL INSTRUMENTS

On October 1, 2008, we adopted, without any impact to our financial position, operating results or cash flows, the provisions of ASC 820, for our financial assets and liabilities with respect to which we have recognized or disclosed at fair value on a recurring basis. We apply the guidance provided under ASC 820 to our financial assets and liabilities and nonfinancial liabilities that are measured and reported at fair value on a recurring basis.

The carrying amounts of our cash and cash equivalents, accounts receivables and payables are based on fair value due to the short-term maturity thereof. The carrying amount of our floating rate date is based on the fair value because such debt bears short-term, market-based interest rates. In addition, we record our interest rate swaps at their fair value. See Note 6.

Fair Value Measurements

We have certain liabilities that we have classified and disclosed fair value measurements using the following levels of the fair value hierarchy:

Level 1:    Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2:    Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:    Measurement based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable for objective sources (i.e., supported by little or no market activity).

Assets and liabilities measured at fair value are classified based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment, which may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels as described in ASC 820. The determination of the fair values, stated below, takes into account the market for our financial assets and liabilities, the associated credit risk and other factors as required by ASC 820. We consider active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

The fair values of our interest rate swaps are based upon quotes obtained from counterparties to the derivative contracts. We review other readily available market prices for our derivative contracts as there is an active market for these contracts. We have access to documented valuation models used by our counterparties or other market participants. Included in these models are discount factors that are used to estimate values in the derivative transaction calculations. Based on the inputs for the fair value measurement, we have classified our derivative contract liabilities as Level 2.

The following table sets forth the estimated fair value of our financial instruments recognized at fair value as of September 30, 2011:

	Fair Value Measurements			Liabilities at
Liabilities	Level 1	Level 2	Level 3	Fair Value
Interest Rate Swaps	$—	$1,619	$—	$1,619

We record the interest rate derivative contracts at fair value on our consolidated balance sheets. Hedging effectiveness is evaluated at each quarter end using the "Dollar Off-Set Method". Each quarter changes in the fair values will be recorded on balance sheet prospectively, with an offset to Other Comprehensive Income ("OCI").

For interest rate swaps, we evaluate all material terms between the swap and the underlying debt obligation. Any change in fair value resulting from ineffectiveness is recognized immediately in earnings. The amount of the gain or loss recorded in the income statement will be equal to the amount of ineffectiveness, if any. No income or loss was recognized during fiscal years 2011, 2010 or 2009 due to hedge ineffectiveness.